Collection Period Ended 28-Feb-2013
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
12,801,102.25 0.119666
0.00 1.000000
12,801,102.25
Interest & Principal
Payment
0.00
0.00
12,876,432.19
120,945.67
$12,997,377.86
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No. 34
Collection Period (from... to) 1-Feb-2013 28-Feb-2013
Determination Date 13-Mar-2013
Record Date 14-Mar-2013
Distribution Date
15-Mar-2013
Interest Period of the Class A-1 Notes (from... to) 15-Feb-2013 15-Mar-2013 Actual/360 Days 28
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Feb-2013 15-Mar-2013 30/360 Days 30
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 220,000,000.00 0.00 0.00 0.000000
Class A-3 Notes 425,000,000.00 63,659,105.42 50,858,003.17 30.120241
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00 0.000000
Total Note Balance
992,820,000.00
131,479,105.42
118,678,003.17
Overcollateralization 103,010,874.91 54,791,543.75 54,791,543.75
Adjusted Pool Balance 1,095,830,874.91 186,270,649.17 173,469,546.92
Yield Supplement Overcollateralization Amount 54,176,014.97 8,083,327.15 7,405,751.62
Pool Balance
1,150,006,889.88
194,353,976.32
180,875,298.54
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Target Overcollateralization Amount 54,791,543.75 31.59%
Current Overcollateralization Amount 54,791,543.75 31.59%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.309120% 0.00 0.000000 0.000000
Class A-2 Notes 0.700000% 0.00 0.000000 0.000000
Class A-3 Notes 1.420000% 75,329.94 0.177247 30.297488
Class A-4 Notes
2.140000% 120,945.67 1.783333 1.783333
Total
$196,275.61
Available Funds
Distributions
Principal Collections
13,253,621.14
(1) Total Servicing Fee
161,961.65
Interest Collections 634,248.50 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 43,027.58 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 89,521.39 (3) Interest Distributable Amount Class A Notes 196,275.61
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 77.08 (6) Regular Principal Distributable Amount 12,801,102.25
Available Collections
14,020,495.69 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
14,020,495.69
(9) Excess Collections to Certificateholders
861,156.18
Total Distribution
14,020,495.69
Distribution Detail
Due Paid Shortfall
Total Servicing Fee 161,961.65 161,961.65 0.00
Total Trustee Fee
0.00 0.00 0.00
Monthly Interest Distributable Amount 196,275.61 196,275.61 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 75,329.94 75,329.94 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
196,275.61 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
12,801,102.25 12,801,102.25 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 196,275.61
0.00
Priority Principal Distributable Amount
0.00 0.00 0.00
Regular Principal Distributable Amount
Aggregate Principal Distributable Amount 12,801,102.25 12,801,102.25
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance 2,739,577.19
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 12.76 minus Net Investment Earnings 12.76
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 12.76
Net Investment Earnings on the Collection Account
64.32
Investment Earnings for the Collection Period
77.08
Notice to Investors
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period 194,353,976.32 15,365
Principal Collections
9,474,190.74
Pool Statistics
Pool Data
Amount Number of Receivables
Principal Collections attributable to Full Pay-offs
3,779,430.40
Principal Purchase Amounts
0.00
Principal Gross Losses 225,056.64
Pool Balance end of Collection Period
180,875,298.54 14,927
Pool Factor 15.73%
Number of Receivables
As of Cutoff Date Current
Weighted Average APR 4.06% 3.93%
Weighted Average Number of Remaining Payments 50.23 21.64
Percentage
Current 178,551,640.47 14,779 98.72%
Weighted Average Seasoning (months) 11.89 44.13
Delinquency Profile *
Amount
31-60 Days Delinquent 1,641,680.48 106 0.91%
61-90 Days Delinquent 506,787.14 32 0.28%
91-120 Days Delinquent 175,190.45 10 0.10%
Total 180,875,298.54 14,927 100.00%
Cumulative Principal Net Losses 4,680,375.14
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
225,056.64
Principal Net Liquidation Proceeds
42,470.66
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.407%
Principal Recoveries 88,344.87
Principal Net Losses 94,241.11